CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
BALANCE at Dec. 31, 2014	$ 85,197	$ 18	$ 25,589		$ 59,601	$ (11)
BALANCE, shares at Dec. 31, 2014		4,353,715
Shares issued for equity compensation plan	239		239
Shares issued for equity compensation plan, shares		117,500
Shares to be issued on conversion of convertible notes	76		76
Shares to be issued on conversion of convertible notes, shares		51,511
Net loss	(2,418)				(2,418)
Foreign currency translation adjustment	(5,258)					(5,258)
BALANCE at Dec. 31, 2015	77,836	$ 18	25,904		57,183	(5,269)
BALANCE, shares at Dec. 31, 2015		4,522,726
Shares issued for equity compensation plan	1,566	$ 2	1,564
Shares issued for equity compensation plan, shares		459,250
Shares to be issued on conversion of convertible notes	3,674	$ 6	3,668
Shares to be issued on conversion of convertible notes, shares		1,343,425
Shares issued on acquisition of subsidiaries	4,080	$ 5	4,075
Shares issued on acquisition of subsidiaries, shares		1,162,305
Shares issued on private placement financing	7,001	$ 7	6,994
Shares issued on private placement financing, shares		1,900,000
Rounding difference on reverse stock split
Rounding difference on reverse stock split, shares		222
Net loss	(5,047)				(5,047)
Foreign currency translation adjustment	(2,431)					(2,431)
BALANCE at Dec. 31, 2016	86,679	$ 38	42,205		52,136	(7,700)
BALANCE, shares at Dec. 31, 2016		9,387,928
Shares issued for equity compensation plan	741	$ 1	740
Shares issued for equity compensation plan, shares		190,000
Shares issued on acquisition of subsidiaries	4,679	$ 15	4,664
Shares issued on acquisition of subsidiaries, shares		3,720,283
Shares issued on private placement financing	2,561	$ 11	2,550
Shares issued on private placement financing, shares		2,866,644
Net loss	(11,214)				(11,214)
Foreign currency translation adjustment	369					369
BALANCE at Dec. 31, 2017	$ 83,815	$ 65	$ 50,159		$ 40,922	$ (7,331)
BALANCE, shares at Dec. 31, 2017		16,164,855